OMB APPROVAL
OMB Number:	3235-0675
Expires:	May 31, 2018
Estimated average burden
hours per response..............311.22

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________ to ____________

Date of Report (Date of earliest event reported):	July 20, 2017
Name of securitizer:	FCF V Transferor LLC
Commission File Number of securitizer:	___________________
Central Index Key Number of securitizer:	0001600106

James K. Noble III (212) 798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15 Ga-1 (c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c)(2)(ii) ☐

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), the securitizer is filing this Form ABS 15-G to give notice of termination of its duty to file reports under Rule 15Ga-1. The asset-backed securities covered by this filing were issued by an affiliate of the securitizer in August 2012. The date of the last payment on the last such asset-backed security outstanding was May 15, 2017.

SEC2860(6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FCF V TRANSFEROR LLC (Securitizer)

Date: July 20, 2017

/s/ Constantine M. Dakolias (Signature)*
Name: Constantine M. Dakolias
Title: President

*Print name and title of the signing officer under his signature.